Share-based compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation

19.     Share-based compensation:

In December 2005, Seaspan’s board of directors adopted the Seaspan Corporation Stock Incentive Plan, which was administered by Seaspan’s board of directors and, under which its officers, employees and directors could be granted options, restricted shares, phantom share units and other stock-based awards as determined by the Seaspan board of directors. Upon consummation of the Reorganization, Atlas assumed Seaspan’s equity-based compensation plans, including the Seaspan Corporation Stock Incentive Plan. Awards previously granted under the Seaspan Corporation Stock Incentive Plan are now exercisable for Atlas common shares instead of Seaspan common shares.

In connection with the Reorganization, the Seaspan Plan was amended and restated as the Atlas Corp. Stock Incentive Plan (the “Atlas Plan”).  In June 2020, the Atlas Plan was amended and restated to increase the number of common shares issuable under the Atlas Plan from 5,000,000 to 10,000,000.

At December 31, 2020, there are 1,993,398 (2019 – 1,291,076) remaining shares left for issuance under this Plan.

19.     Share-based compensation (continued):

A summary of the Company’s outstanding restricted shares, phantom share units, stock appreciation rights (“SARs”) and restricted stock units as of and for the twelve months ended December 31, 2020, 2019, and 2018 are presented below:

	Restricted shares		Phantom share units		SARs		Restricted stock units		Stock options
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV	of options	date FV
December 31, 2017	94,533	8.89	727,001	13.60	485,974	3.40	71,184	7.80	—	—
Granted	164,326	7.19	30,000	6.86	—	—	609,248	8.18	500,000	2.45
Vested and exercised	(119,509)	8.52	(113,333)	18.80	—	—	(83,220)	9.87	—	—
Expired	—	—	—	—	(485,974)	3.40	—	—	—	—
Cancelled	(53,608)	7.10	(76,666)	7.90	—	—	(12,441)	7.28	—	—
December 31, 2018	85,742	$7.28	567,002	$12.97	—	$—	584,771	$7.91	500,000	$2.45
Granted	67,400	8.15	—	—	—	—	249,732	8.90	—	—
Vested and exercised	(85,742)	7.28	(60,001)	16.68	—	—	(224,073)	8.59	—	—
Cancelled	—	—	—	—	—	—	(33,466)	9.05	—	—
December 31, 2019	67,400	$8.15	507,001	$12.53	—	$—	576,964	$8.01	500,000	$2.45
Granted	1,051,492	7.84	—	—	—	—	1,824,786	7.83	1,500,000	2.57
Vested and exercised	(67,400)	8.15	(20,000)	6.85	—	—	(313,231)	9.32	—	—
Cancelled	—	—	—	—	—	—	(79,635)	9.84	—	—
December 31, 2020	1,051,492	$7.84	487,001	$12.76	—	$—	2,008,884	$7.57	2,000,000	$2.51
Vested and exercisable, December 31, 2020	—	$—	487,001	$12.76	—	$—	—	$—	200,000	$2.54

During the year ended December 31, 2020, the Company amortized $7,068,000 (2019 – $3,310,000; 2018 - $2,989,000) in share-based compensation expense related to the above share-based compensation awards.

At December 31, 2020, there was $22,334,000 (2019 – $3,764,000) of total unamortized compensation costs relating to unvested share-based compensation awards, which are expected to be recognized over a weighted-average period of 29 months.

(a)	Restricted shares and phantom share units:

Common shares are issued on a one-for-one basis in exchange for the cancellation of vested and exchanged phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years.

During the year ended December 31, 2020, the Company granted 1,051,492 restricted shares to its board of directors.  1,000,000 restricted shares have requisite service periods ending on December 31, 2022.    The remaining 51,492 restricted shares vest on January 1, 2021.

(b)	Restricted stock units:

The restricted stock units generally vest over two or five years, in equal tranches. Upon vesting of the restricted stock units, the participant will receive common shares.

In June 2020, the Company granted the Chief Executive Officer (“CEO”) 1,500,000 restricted stock units. The restricted stock units vest in five tranches annually over five years beginning December 31, 2021 and have a grant date fair value of $7.25 per unit.

In September 2020, 71,799 restricted stock units previously issued to an executive officer of the Company were forfeited.

19.     Share-based compensation (continued):

(c)	Stock options:

In January 2018, the Company granted the CEO stock options to acquire 500,000 Class A common shares at an exercise price of $7.20 per share. The stock options vest equally on each of the first five anniversaries of the CEO’s start date in January 2018 and expire on January 8, 2028.

In June 2020, the Company granted the CEO stock options to acquire 1,500,000 common shares at an exercise price of $7.80 per share. The stock options vest in five tranches annually over five years beginning December 31, 2021 and expire on June 24, 2030.